Shareholder Report, Line Graph (Details) - USD ($)		8 Months Ended	20 Months Ended	32 Months Ended	44 Months Ended	56 Months Ended	68 Months Ended	80 Months Ended
	Mar. 01, 2019	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
Cohen & Steers Preferred Securities and Income SMA Shares, Inc.
Account Value [Line Items]
Line Graph and Table Measure Name								Fund
Accumulated Value	$ 10,000	$ 11,077	$ 11,593	$ 12,860	$ 11,073	$ 11,346	$ 13,717	$ 15,125
Cohen & Steers Preferred Securities and Income SMA Shares, Inc. | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA U.S. All Capital Securities Index
Accumulated Value	10,000	10,900	11,359	12,275	10,211	10,415	12,643	$ 13,371
Cohen & Steers Preferred Securities and Income SMA Shares, Inc. | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name								Blended Benchmark1
Accumulated Value	$ 10,000	$ 11,030	$ 11,649	$ 12,488	$ 10,720	$ 11,181	$ 13,260	$ 14,453